As filed with the Securities and Exchange Commission on August 14, 2026

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 629	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 631	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Vedder Price P.C. 1401 New York Avenue NW Washington, DC 20005 (202) 312-3375	Kevin Wolf Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

It is proposed that this filing will become effective (check appropriate box):

( )	immediately upon filing pursuant to paragraph (b)
(X)	on August 19, 2026, pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a) (1)
( )	on (date), pursuant to paragraph (a) (1)
( )	75 days after filing pursuant to paragraph (a) (2)
( )	on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(X)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 629 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 19, 2026, as the new effective date upon which the Trust’s Post-Effective Amendment No. 621 shall become effective.

Post-Effective Amendment No. 621 to the Trust’s Registration Statement relates to the Beacon Tactical Alternatives Risk ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 621 under the Securities Act of 1933 and Amendment No. 623 under the Investment Company Act of 1940, filed on June 1, 2026 (SEC Accession No.  0001580642-26-003406), are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 629 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on August 14, 2026.

NORTHERN LIGHTS FUND TRUST II

By: /s/Kevin Wolf

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	August 14, 2026
Thomas Sarkany*	_________________________ Trustee	August 14, 2026
Anthony Lewis*	_________________________ Trustee	August 14, 2026
Keith Rhoades*	_________________________ Trustee	August 14, 2026
Randy Skalla*	_________________________ Trustee	August 14, 2026
Kevin Wolf*	_________________________ President and Principal Executive Officer	August 14, 2026
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	August 14, 2026

*By:  /s/Kevin Wolf

Kevin Wolf

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.